Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Non-controlling interests	Total
Beginning balance at Dec. 31, 2016	$ 1,036	$ 182,785	$ (7,428)	$ 19,825	$ 423	$ 196,641
Beginning balance, Shares at Dec. 31, 2016	44,355,770
Exercise of stock options	$ 4	582				586
Exercise of stock options, Shares	132,808
Stock-based compensation		78				78
Redeemable non-controlling interests reclassification to non-controlling interests					2,440	2,440
Dividend				(9,554)	(571)	(10,125)
Other comprehensive income (loss)			7,511		54	7,565
Net income				15,442	936	16,378
Ending balance at Dec. 31, 2017	$ 1,040	183,445	83	25,713	3,282	213,563
Ending balance, Shares at Dec. 31, 2017	44,488,578
Issue of share capital, net of issuance costs of $ 400	$ 117	34,452				34,569
Issue of share capital, Shares	4,268,293
Exercise of stock options	$ 2	309				311
Exercise of stock options, Shares	104,167
Stock-based compensation		194				194
Increase in value of put options of redeemable non-controlling interests				(1,726)		(1,726)
Dividend				(13,348)	(69)	(13,417)
Other comprehensive income (loss)			(6,208)		(310)	(6,518)
Net income				19,883	1,510	21,393
Ending balance at Dec. 31, 2018	$ 1,159	218,400	(6,125)	30,522	4,413	248,369
Ending balance, Shares at Dec. 31, 2018	48,861,038
Exercise of stock options	$ 2	173				175
Exercise of stock options, Shares	78,500
Stock-based compensation		74				74
Acquisition of redeemable non-controlling interests				(911)		(911)
Increase in value of put options of redeemable non-controlling interests				(6,560)		(6,560)
Acquisition of non-controlling interests					359	359
Redeemable non-controlling interests reclassification to non-controlling interests					9,899	9,899
Dividend				(14,963)	(457)	(15,420)
Other comprehensive income (loss)			5,801		424	6,225
Net income				20,266	2,221	22,487
Ending balance at Dec. 31, 2019	$ 1,161	$ 218,647	$ (324)	$ 28,354	$ 16,859	$ 264,697
Ending balance, Shares at Dec. 31, 2019	48,939,538